CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 48,349	$ 67,303	$ 66,739
Other comprehensive income, net of tax:
Unrealized gains (losses) on investment securities arising during the period	(29,091)	133	3,605
Change in retirement obligation	15,773	2,798	(12,854)
Unrealized gain (loss) on derivatives	745	(143)	391
Unrealized gain (loss) on foreign currency exchange	(31)	25	(588)
Other comprehensive income (loss)	(12,604)	2,813	(9,446)
Comprehensive income	$ 35,745	$ 70,116	$ 57,293